PRIVATIZATION OF THE PARTNERSHIP (Details) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Units elected for cash (in shares)	51,971,192
Percentage of consideration received in cash	93.05%
Consideration, cash (in dollars per share) | $ / shares	$ 18.17
Consideration, shares (in shares)	0.7268
Cash consideration | $	$ 3,000
Limited Partner Units
Disclosure of classes of share capital [line items]
Units repurchased, units issued (in shares)	17,970,971
Percentage of consideration received in shares	6.95%
Cash consideration | $	$ 474
Share consideration (in shares)	19,287,783
BAM shares
Disclosure of classes of share capital [line items]
Units repurchased, units issued (in shares)	271,358,615
Percentage of consideration received in shares	54.5316%
Share consideration (in shares)	59,279,263
Common equity of BPY subsidiary
Disclosure of classes of share capital [line items]
Cash consideration | $	$ 2,500
BPYU Preferred Equity
Disclosure of classes of share capital [line items]
Cash consideration | $	$ 250
Brookfield Asset Management | Limited Partner Units
Disclosure of classes of share capital [line items]
Units repurchased, price (in dollars per share) | $ / shares	$ 18.17